CAPITAL MANAGEMENT	12 Months Ended
Dec. 31, 2020
Objectives, Policies, And Processes For Managing Capital [Abstract]
CAPITAL MANAGEMENT
The Company’s objectives in managing capital are to ensure sufficient liquidity to pursue its strategy of organic growth combined with strategic acquisitions, to ensure the externally imposed capital requirements relating to its long-term debt are being met, and to provide returns to its shareholders. The Company defines capital that it manages as net worth, which is comprised of total shareholders’ equity and debt obligations (net of cash and cash equivalents). Refer to Notes 30 and 28, respectively, for a quantitative summary of these items.

The Company manages its capital structure and makes adjustments to it in light of general economic conditions, the risk characteristics of the underlying assets and the Company’s working capital requirements. In order to maintain or adjust its capital structure, the Company, upon approval from its Board of Directors, may issue shares, pay dividends, or undertake other activities as deemed appropriate under the specific circumstances. The Board of Directors reviews and approves any material transactions out of the ordinary course of business, including proposals on acquisitions or other major investments or divestitures, as well as capital and operating budgets. The Company has not made any changes to its policies and processes for managing capital during the year.